Goodwill (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of carrying amount of goodwill
The carrying amount of goodwill allocated to the Company’s reportable segments was as follows (in thousands):

	Autonomy Solutions	Other Component Sales	Total
Balance as of December 31, 2019	$687	$14	$701
Balance as of September 30, 2020	$687	$14	$701